Exhibit 99.5

Data Compare Summary (Total)

Run Date - 5/28/2026 10:57:52 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	183	0.55%	183
State	0	183	0.00%	183
Zip	0	183	0.00%	183
Note Date	0	183	0.00%	183
Original Loan Amount	0	183	0.00%	183
Amortization Term	0	183	0.00%	183
Original Interest Rate	0	183	0.00%	183
Borrower Qualifying FICO	5	183	2.73%	183
Coborrower Qualifying FICO	3	93	3.23%	183
Amortization Type	0	183	0.00%	183
Representative FICO	0	183	0.00%	183
Property Type	0	183	0.00%	183
Interest Only	0	183	0.00%	183
Lien Position	0	183	0.00%	183
Occupancy	0	183	0.00%	183
Purpose	0	183	0.00%	183
Appraised Value	0	183	0.00%	183
Contract Sales Price	8	183	4.37%	183
Balloon Flag	0	183	0.00%	183
Original CLTV	2	183	1.09%	183
Original LTV	1	183	0.55%	183
Origination Channel	0	183	0.00%	183
Appraisal Effective Date	1	183	0.55%	183
Investor: Qualifying Total Debt Ratio	8	183	4.37%	183
Initial Rate Lock Date	24	183	13.11%	183
Total	53	4,485	1.18%	183